UNSECURED DEBT AND RELATED DERIVATIVES - Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unsecured debentures and term loans, net
Fair value gains (losses) on financial instruments, net	$ 5,166	$ (17,296)
Derivatives
Unsecured debentures and term loans, net
Fair value gains (losses) on financial instruments, net	$ 7,145	$ (20,372)